Provisions	12 Months Ended
Dec. 31, 2017
Provisions [Abstract]
Disclosure of provisions [text block]

Provisions

Movements by Class of Provisions

in € m.	Home Savings Business	Operational Risk	Civil Litigations	Regulatory Enforcement	Re- structuring	Mortgage Repurchase Demands	Other	Total [1]
Balance as of January 1, 2016	1,132	315	1,418	4,048	656	409	922	8,900
Changes in the group of consolidated companies	0	(0)	0	0	(8)	0	(66)	(74)
New provisions	213	123	1,192	1,616	535	25	582	4,286
Amounts used	213	23	403	82	333	273	545	1,872
Unused amounts reversed	37	93	278	34	110	10	131	693
Effects from exchange rate fluctuations/ Unwind of discount	(36)	0	12	84	4	13	5	82
Transfers	0	(13)	72	(24)	(1)	0	(31)	3
Balance as of December 31, 2016	1,059	309	2,014	5,607	741	164	735	10,629
Changes in the group of consolidated companies	0	0	(5)	(0)	(1)	0	5	(1)
New provisions	194	84	745	306	601	0	847	2,778
Amounts used	169	53	1,611	3,576	458	71	688	6,626
Unused amounts reversed	16	49	134	711	182	0	118	1,210
Effects from exchange rate fluctuations/ Unwind of discount	28	(15)	(86)	(575)	(4)	(20)	(18)	(690)
Transfers	14	(2)	193	(153)	(0)	0	3	56
Balance as of December 31, 2017	1,110	275	1,115	897	696	73	766	4,934

[1]For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 20 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed.

Classes of Provisions

Home Savings provisions arise out of the home savings business of Deutsche Postbank Group and Deutsche Bank Bauspar-Aktiengesellschaft. In home savings, a customer enters into a building loan agreement, whereby the customer becomes entitled to borrow on a building loan once the customer has on deposit with the lending bank a targeted amount of money. In connection with the building loan agreement, arrangement fees are charged and interest is paid on deposited amounts at a rate that is typically lower than that paid on other bank deposits. In the event the customer determines not to make the borrowing, the customer becomes entitled to a retroactive interest bonus, reflecting the difference between the low contract savings interest rate and a fixed interest rate, currently substantially above market rate. The home savings provision relates to the potential interest bonus and arrangement fee reimbursement liability. The model for the calculation of the potential interest bonus liability includes parameters for the percentage of customer base impacted, applicable bonus rate, customer status and timing of payment. Other factors impacting the provision are available statistical data relating to customer behavior and the general environment likely to affect the business in the future.

Operational provisions arise out of operational risk and exclude civil litigation and regulatory enforcement provisions, which are presented as separate classes of provisions.

Operational risk is the risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. The definition used for the purposes of determining operational provisions differs from the risk management definition, as it excludes risk of loss resulting from civil litigation and regulatory enforcement matters. For risk management purposes, operational risk includes legal risk, as payments to customers, counterparties and regulatory bodies in civil litigations or regulatory enforcement matters constitute loss events for operational shortcomings, but excludes business and reputational risk.

Civil Litigation provisions arise out of current or potential claims or proceedings alleging non-compliance with contractual or other legal or regulatory responsibilities, which have resulted or may result in demands from customers, counterparties or other parties in civil litigations.

Regulatory Enforcement provisions arise out of current or potential claims or proceedings alleging non-compliance with legal or regulatory responsibilities, which have resulted or may result in an assessment of fines or penalties by governmental regulatory agencies, self-regulatory organizations or other enforcement authorities.

Restructuring provisions arise out of restructuring activities. The Group aims to enhance its long-term competitiveness through major reductions in costs, duplication and complexity in the years ahead. For details see Note 10 “Restructuring”.

Mortgage Repurchase Demands provisions arise out of Deutsche Bank’s U.S. residential mortgage loan business. From 2005 through 2008, as part of Deutsche Bank’s U.S. residential mortgage loan business, Deutsche Bank sold approximately U.S.$ 84 billion of private label securities and U.S.$ 71 billion of loans through whole loan sales. Deutsche Bank has been presented with demands to repurchase loans from purchasers, investors and financial insurers based on alleged material breaches of representations and warranties or to indemnify such persons with respect to losses allegedly caused thereby. Deutsche Bank’s general practice is to process valid repurchase demands that are presented in compliance with contractual rights.

As of December 31, 2017, Deutsche Bank has approximately U.S.$ 485 million of mortgage repurchase demands outstanding and not subject to agreements to rescind (based on original principal balance of the loans). These demands consist primarily of demands made in respect of private label securitizations by the trustees or servicers thereof. Against these outstanding demands, Deutsche Bank recorded provisions of U.S.$ 88 million (€ 73 million) as of December 31, 2017. Deutsche Bank is the beneficiary of indemnity agreements from the originators or sellers of certain of the mortgage loans subject to these demands, with respect to which Deutsche Bank has recognized receivables of U.S.$ 64 million (€ 53 million) as of December 31, 2017. The net provisions against these demands following deduction of such receivables were U.S.$ 24 million (€ 20 million) as of December 31, 2017.

As of December 31, 2017, Deutsche Bank has completed repurchases, obtained agreements to rescind, settled or rejected as untimely claims on loans with an original principal balance of approximately U.S.$ 9.2 billion. In connection with those repurchases, agreements and settlements, Deutsche Bank has obtained releases for potential claims on approximately U.S.$ 98.4 billion of loans sold by Deutsche Bank as described above.

Additional mortgage repurchase demands may be made in respect of mortgage loans that Deutsche Bank has sold, but Deutsche Bank cannot reliably estimate their timing or amount. On June 11, 2015, the New York State Court of Appeals issued a ruling affirming dismissal of mortgage repurchase claims asserted in litigation relating to a residential mortgage-backed security issued by Deutsche Bank on the grounds that the action was not timely commenced. The court held that the repurchase claims, which alleged breaches of contractual representations and warranties pertaining to the loans at issue, accrued as of the closing date of the securitization and, thus, were time-barred under New York’s six-year statute of limitations. This and related decisions could impact the extent to which future repurchase demands are made to Deutsche Bank and the likelihood of success of any such claims.

Deutsche Bank did not act as servicer for the loans sold to third parties as whole loans (which constitute almost half of all U.S. residential mortgage loans sold from 2005 through 2008) and, once sold, Deutsche Bank ceased to have access to information about their performance. While loan performance is publicly available on the mortgage loans that Deutsche Bank securitized, no direct correlation has been observed between their performance and repurchase demands received. Demands have been received on loans that have defaulted, as well as loans that are current and loans that have been repaid in full.

Other provisions include several specific items arising from a variety of different circumstances, including the provision for the reimbursement of loan processing fees, deferred sales commissions and provisions for bank levies.

Provisions and Contingent Liabilities

The Group recognizes a provision for potential loss only when there is a present obligation arising from a past event that is probable to result in an economic outflow that can be reliably estimated. Where a reliable estimate cannot be made for such an obligation, no provision is recognized and the obligation is deemed a contingent liability. Contingent liabilities also include possible obligations for which the possibility of future economic outflow is more than remote but less than probable. Where a provision has been taken for a particular claim, no contingent liability is recorded; for matters or sets of matters consisting of more than one claim, however, provisions may be recorded for some claims, and contingent liabilities (or neither a provision nor a contingent liability) may be recorded for others.

The Group operates in a legal and regulatory environment that exposes it to significant litigation risks. As a result, the Group is involved in litigation, arbitration and regulatory proceedings and investigations in Germany and in a number of jurisdictions outside Germany, including the United States. In recent years, regulation and supervision in a number of areas have increased, and regulators, governmental bodies and others have sought to subject financial services providers to increasing oversight and scrutiny, which in turn has led to additional regulatory investigations and enforcement actions which are often followed by civil litigation. This trend has accelerated markedly as a result of the global financial crisis.

In determining for which of the claims the possibility of a loss is probable, or less than probable but more than remote, and then estimating the possible loss for those claims, the Group takes into consideration a number of factors, including but not limited to the nature of the claim and its underlying facts, the procedural posture and litigation history of each case, rulings by the courts or tribunals, the Group’s experience and the experience of others in similar cases (to the extent this is known to the Group), prior settlement discussions, settlements by others in similar cases (to the extent this is known to the Group), available indemnities and the opinions and views of legal counsel and other experts.

The provisions the Group has recognized for civil litigation and regulatory enforcement matters as of December 31, 2017 and December 31, 2016 are set forth in the table above. For some matters for which the Group believes an outflow of funds is probable, no provisions were recognized as the Group could not reliably estimate the amount of the potential outflow.

For the matters for which a reliable estimate can be made, the Group currently estimates that, as of December 31, 2017, the aggregate future loss of which the possibility is more than remote but less than probable is approximately € 2.4 billion for civil litigation matters (December 31, 2016: € 1.5 billion) and € 0.3 billion for regulatory enforcement matters (December 31, 2016: € 0.8 billion). These figures include matters where the Group’s potential liability is joint and several and where the Group expects any such liability to be paid by a third party. For other significant civil litigation and regulatory enforcement matters, the Group believes the possibility of an outflow of funds is more than remote but less than probable but the amount is not reliably estimable, and accordingly such matters are not included in the contingent liability estimates. For still other significant civil litigation and regulatory enforcement matters, the Group believes the possibility of an outflow of funds is remote and therefore has neither recognized a provision nor included them in the contingent liability estimates.

This estimated possible loss, as well as any provisions taken, is based upon currently available information and is subject to significant judgment and a variety of assumptions, variables and known and unknown uncertainties. These uncertainties may include inaccuracies in or incompleteness of the information available to the Group, particularly at the preliminary stages of matters, and assumptions by the Group as to future rulings of courts or other tribunals or the likely actions or positions taken by regulators or adversaries may prove incorrect. Moreover, estimates of possible loss for these matters are often not amenable to the use of statistical or other quantitative analytical tools frequently used in making judgments and estimates, and are subject to even greater degrees of uncertainty than in many other areas where the Group must exercise judgment and make estimates. The estimated possible loss, as well as any provisions taken, can be and often are substantially less than the amount initially requested by regulators or adversaries or the maximum potential loss that could be incurred were the matters to result in a final adjudication adverse to the Group. Moreover, in several regions in which the Group operates, an adversary often is not required to set forth the amount it is seeking, and where it is, the amount may not be subject to the same requirements that generally apply to pleading factual allegations or legal claims.

The matters for which the Group determines that the possibility of a future loss is more than remote will change from time to time, as will the matters as to which a reliable estimate can be made and the estimated possible loss for such matters. Actual results may prove to be significantly higher or lower than the estimate of possible loss in those matters where such an estimate was made. In addition, loss may be incurred in matters with respect to which the Group believed the likelihood of loss was remote. In particular, the estimated aggregate possible loss does not represent the Group’s potential maximum loss exposure for those matters.

The Group may settle litigation or regulatory proceedings or investigations prior to a final judgment or determination of liability. It may do so to avoid the cost, management efforts or negative business, regulatory or reputational consequences of continuing to contest liability, even when the Group believes it has valid defenses to liability. It may also do so when the potential consequences of failing to prevail would be disproportionate to the costs of settlement. Furthermore, the Group may, for similar reasons, reimburse counterparties for their losses even in situations where it does not believe that it is legally compelled to do so.

Current Individual Proceedings

Set forth below are descriptions of civil litigation and regulatory enforcement matters or groups of matters for which the Group has taken material provisions, or for which there are material contingent liabilities that are more than remote, or for which there is the possibility of material business or reputational risk; similar matters are grouped together and some matters consist of a number of proceedings or claims. The disclosed matters include matters for which the possibility of a loss is more than remote but for which the Group cannot reliably estimate the possible loss.

Esch Funds Litigation. Sal. Oppenheim jr. & Cie. AG & Co. KGaA (“Sal. Oppenheim”) was prior to its acquisition by Deutsche Bank in 2010 involved in the marketing and financing of participations in closed end real estate funds. These funds were structured as Civil Law Partnerships under German law. Usually, Josef Esch Fonds-Projekt GmbH performed the planning and project development. Sal. Oppenheim held an indirect interest in this company via a joint-venture. In relation to this business a number of civil claims have been filed against Sal. Oppenheim. Some but not all of these claims are also directed against former managing partners of Sal. Oppenheim and other individuals. The claims brought against Sal. Oppenheim relate to investments of originally approximately € 1.1 billion. After certain claims have either been dismissed or settled, claims relating to investments of originally approximately € 140 million are still pending. Currently, the aggregate amounts claimed in the pending proceedings are approximately € 190 million. The investors are seeking to unwind their fund participation and to be indemnified against potential losses and debt related to the investment. The claims are based in part on an alleged failure of Sal. Oppenheim to provide adequate information on related risks and other material aspects important for the investors’ investment decision. Based on the facts of the individual cases, some courts have decided in favor and some against Sal. Oppenheim. Appeals are pending. The Group has recorded provisions and contingent liabilities with respect to these cases but has not disclosed the amounts thereof because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

FX Investigations and Litigations. Deutsche Bank has received requests for information from certain regulatory and law enforcement agencies globally who investigated trading in, and various other aspects of, the foreign exchange market. Deutsche Bank cooperated with these investigations. Relatedly, Deutsche Bank has conducted its own internal global review of foreign exchange trading and other aspects of its foreign exchange business.

On October 19, 2016, the U.S. Commodity Futures Trading Commission (CFTC), Division of Enforcement issued a letter (“CFTC Letter”) notifying Deutsche Bank that the CFTC “is not taking any further action at this time and has closed the foreign exchange investigation of Deutsche Bank.” As is customary, the CFTC Letter states that the CFTC “maintains the discretion to decide to reopen the investigation at any time in the future.” The CFTC Letter has no binding impact on other regulatory and law enforcement agency investigations regarding Deutsche Bank’s foreign exchange trading and practices, which remain pending.

On December 7, 2016, it was announced that Deutsche Bank reached an agreement with CADE, the Brazilian antitrust enforcement agency, to settle an investigation into conduct by a former Brazil-based Deutsche Bank trader. As part of that settlement, Deutsche Bank paid a fine of BRL 51 million and agreed to continue to comply with the CADE’s administrative process until it is concluded. This resolves CADE’s administrative process as it relates to Deutsche Bank, subject to Deutsche Bank’s continued compliance with the settlement terms.

On February 13, 2017, the U.S. Department of Justice (DOJ), Criminal Division, Fraud Section, issued a letter (“DOJ Letter”) notifying Deutsche Bank that the DOJ has closed its criminal inquiry “concerning possible violations of federal criminal law in connection with the foreign exchange markets.” As is customary, the DOJ Letter states that the DOJ may reopen its inquiry if it obtains additional information or evidence regarding the inquiry. The DOJ Letter has no binding impact on other regulatory and law enforcement agency investigations regarding Deutsche Bank’s foreign exchange trading and practices, which remain pending.

On April 20, 2017, it was announced that Deutsche Bank AG, DB USA Corporation and Deutsche Bank AG New York Branch reached an agreement with the Board of Governors of the Federal Reserve System to settle an investigation into Deutsche Bank’s foreign exchange trading and practices. Under the terms of the settlement, Deutsche Bank entered into a cease-and-desist order, and agreed to pay a civil monetary penalty of U.S.$ 137 million. In addition, the Federal Reserve ordered Deutsche Bank to “continue to implement additional improvements in its oversight, internal controls, compliance, risk management and audit programs” for its foreign exchange business and other similar products, and to periodically report to the Federal Reserve on its progress.

Investigations conducted by certain other regulatory agencies are ongoing, and Deutsche Bank has cooperated with these investigations.

Additionally, there are currently four U.S. putative class actions pending against Deutsche Bank. The first pending action is a consolidated action brought on behalf of a putative class of over-the-counter traders and a putative class of central-exchange traders, who are domiciled in or traded in the United States or its territories, and alleges illegal agreements to restrain competition with respect to and to manipulate both benchmark rates and spot rates, particularly the spreads quoted on those spot rates; the complaint further alleges that those supposed conspiracies, in turn, resulted in artificial prices on centralized exchanges for foreign exchange futures and options. On September 29, 2017, plaintiffs filed a motion seeking preliminary approval of a settlement with Deutsche Bank in the amount of U.S.$190 million, which the court preliminarily approved on the same day. A final fairness hearing for all settlements in this action, including Deutsche Bank’s, is currently scheduled for May 23, 2018. A second action tracks the allegations in the consolidated action and asserts that such purported conduct gave rise to, and resulted in a breach of, defendants’ fiduciary duties under the U.S. Employment Retirement Income Security Act of 1974. On August 24, 2016, the court granted defendants’ motion to dismiss. Plaintiffs in that action have filed a notice of appeal in the U.S. Court of Appeals for the Second Circuit, which is pending. The third putative class action was filed in the same court on December 21, 2015, by Axiom Investment Advisors, LLC alleging that Deutsche Bank rejected FX orders placed over electronic trading platforms through the application of a function referred to as “Last Look” and that these orders were later filled at prices less favorable to putative class members. Plaintiffs have asserted claims for breach of contract, quasi-contractual claims, and claims under New York statutory law. On February 13, 2017, Deutsche Bank’s motion to dismiss was granted in part and denied in part. Plaintiffs filed a motion for class certification on January 15, 2018, which Deutsche Bank will oppose. This matter remains pending. The fourth putative class action (the “Indirect Purchasers” action), which was filed on September 26, 2016, amended on March 24, 2017, and later consolidated with a similar action that was filed on April 28, 2017, tracks the allegations in the consolidated action and asserts that such purported conduct injured “indirect purchasers” of FX instruments. These claims are brought pursuant to the Sherman Act and various states’ consumer protection statutes. Deutsche Bank’s motion to dismiss this action is pending. Discovery has not yet commenced in the Indirect Purchasers action.

Deutsche Bank also has been named as a defendant in two Canadian class proceedings brought in the provinces of Ontario and Quebec. Filed on September 10, 2015, these class actions assert factual allegations similar to those made in the consolidated action in the United States and seek damages pursuant to the Canadian Competition Act as well as other causes of action.

The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

Interbank Offered Rates Matters. Regulatory and Law Enforcement Matters. Deutsche Bank has received requests for information from various regulatory and law enforcement agencies, in connection with industry-wide investigations concerning the setting of the London Interbank Offered Rate (LIBOR), Euro Interbank Offered Rate (EURIBOR), Tokyo Interbank Offered Rate (TIBOR) and other interbank offered rates. Deutsche Bank is cooperating with these investigations.

As previously reported, Deutsche Bank reached a settlement with the European Commission on December 4, 2013 as part of a collective settlement to resolve the European Commission’s investigations in relation to anticompetitive conduct in the trading of Euro interest rate derivatives and Yen interest rate derivatives. Under the terms of the settlement agreement, Deutsche Bank agreed to pay € 725 million in total. This fine has been paid in full and does not form part of the Bank’s provisions.

Also as previously reported, on April 23, 2015, Deutsche Bank entered into separate settlements with the DOJ, the CFTC, the UK Financial Conduct Authority (FCA), and the New York State Department of Financial Services (DFS) to resolve investigations into misconduct concerning the setting of LIBOR, EURIBOR, and TIBOR. Under the terms of these agreements, Deutsche Bank agreed to pay penalties of U.S.$ 2.175 billion to the DOJ, CFTC and DFS and GBP 226.8 million to the FCA. As part of the resolution with the DOJ, DB Group Services (UK) Ltd. (an indirectly-held, wholly-owned subsidiary of Deutsche Bank) pled guilty to one count of wire fraud in the U.S. District Court for the District of Connecticut and Deutsche Bank entered into a Deferred Prosecution Agreement with a three year term pursuant to which it agreed (among other things) to the filing of an Information in the U.S. District Court for the District of Connecticut charging Deutsche Bank with one count of wire fraud and one count of price fixing in violation of the Sherman Act. The fines referred to above, which include a U.S.$ 150 million fine paid in April 2017 following the March 28, 2017 sentencing of DB Group Services (UK) Ltd., have been paid in full and do not form part of the Bank’s provisions.

On November 29, 2016, the U.S. Securities and Exchange Commission staff informed Deutsche Bank that it has concluded its IBOR investigation and that it does not intend to recommend an enforcement action by the Commission.

On December 21, 2016, the Swiss Competition Commission, WEKO, formally announced its IBOR-related settlement decisions addressing various banks, including Deutsche Bank AG, relating to EURIBOR and Yen LIBOR. On March 20, 2017, Deutsche Bank paid a fine of CHF 5.0 million with respect to Yen LIBOR and approximately CHF 0.4 million for WEKO’s fees. Deutsche Bank received full immunity from fines for EURIBOR in return for being the first party to notify such conduct to WEKO. The settlement amount was already fully reflected in the existing litigation provisions.

On October 25, 2017, Deutsche Bank entered into a settlement with a working group of U.S. state attorneys general resolving their interbank offered rate investigation. Among other conditions, Deutsche Bank agreed to make a settlement payment of U.S.$ 220 million. The settlement amount has been paid in full and does not form part of the Bank’s provisions.

Other investigations of Deutsche Bank concerning the setting of various interbank offered rates remain ongoing, and Deutsche Bank remains exposed to further action.

The Group has not disclosed whether it has established a provision or contingent liability with respect to the remaining investigations because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

Overview of Civil Litigations. Deutsche Bank is party to 43 U.S. civil actions concerning alleged manipulation relating to the setting of various Interbank Offered Rates which are described in the following paragraphs, as well as one action pending in the UK. Most of the civil actions, including putative class actions, are pending in the U.S. District Court for the Southern District of New York (SDNY), against Deutsche Bank and numerous other defendants. All but four of the U.S. civil actions were filed on behalf of parties who allege losses as a result of manipulation relating to the setting of U.S. dollar LIBOR. The four civil actions pending against Deutsche Bank that do not relate to U.S. dollar LIBOR are also pending in the SDNY, and include one action concerning EURIBOR, one consolidated action concerning Pound Sterling (GBP) LIBOR, one action concerning Swiss franc (CHF) LIBOR, and one action concerning two Singapore Dollar (SGD) benchmark rates, the Singapore Interbank Offered Rate (SIBOR) and the Swap Offer Rate (SOR).

Claims for damages for all 43 of the U.S. civil actions discussed have been asserted under various legal theories, including violations of the U.S. Commodity Exchange Act, federal and state antitrust laws, the U.S. Racketeer Influenced and Corrupt Organizations Act, and other federal and state laws. In all but five cases, the amount of damages has not been formally articulated by the plaintiffs. The five cases that allege a specific amount of damages are individual actions consolidated in the U.S. dollar LIBOR multidistrict litigation and seek a minimum of more than U.S.$ 1.25 billion in damages in the aggregate from all defendants including Deutsche Bank. The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

U.S. dollar LIBOR. With one exception, all of the U.S. civil actions concerning U.S. dollar LIBOR are being coordinated as part of a multidistrict litigation (the “U.S. dollar LIBOR MDL”) in the SDNY. In light of the large number of individual cases pending against Deutsche Bank and their similarity, the civil actions included in the U.S. dollar LIBOR MDL are now subsumed under the following general description of the litigation pertaining to all such actions, without disclosure of individual actions except when the circumstances or the resolution of an individual case is material to Deutsche Bank.

Following a series of decisions in the U.S. dollar LIBOR MDL between March 2013 and December 2016 narrowing their claims, plaintiffs are currently asserting antitrust claims, claims under the U.S. Commodity Exchange Act and state law fraud, contract, unjust enrichment and other tort claims. The court has also issued decisions dismissing certain plaintiffs’ claims for lack of personal jurisdiction and on statute of limitations grounds.

On December 20, 2016, the district court issued a ruling dismissing certain antitrust claims while allowing others to proceed. Multiple plaintiffs have filed appeals of the district court’s December 20, 2016 ruling to the U.S. Court of Appeals for the Second Circuit, and those appeals are proceeding in parallel with the ongoing proceedings in the district court. On November 13, 2017, plaintiffs filed their opening briefs.

Discovery is underway in several of the cases. Motions for class certification were fully briefed on November 10, 2017, and the court heard oral argument on January 18, 2018. On February 28, 2018, the court issued its decision on plaintiffs’ motions for class certification. The court denied motions to certify (i) a class of purchasers of Eurodollar futures and options traded on the Chicago Mercantile Exchange (Metzler Investment GmbH v. Credit Suisse Group AG) and (ii) a class of lending institutions that originated, held, purchased, or sold loans tied to U.S. dollar LIBOR (Berkshire Bank v. Bank of America Corp.). The court granted a motion to certify a class of plaintiffs that transacted in U.S. dollar LIBOR-linked financial instruments purchased over the counter directly from LIBOR panel banks with respect to those plaintiffs’ remaining antitrust claims against two domestic-bank defendants (Mayor & City Council of Baltimore v. Credit Suisse AG), but denied a motion to certify a class with respect to those same plaintiffs’ state-law contract and unjust enrichment claims.

On July 13, 2017, Deutsche Bank executed a settlement agreement in the amount of U.S.$ 80 million with plaintiffs to resolve a putative class action pending as part of the U.S. dollar LIBOR MDL asserting claims based on alleged transactions in Eurodollar futures and options traded on the Chicago Mercantile Exchange (Metzler Investment GmbH v. Credit Suisse Group AG). The settlement agreement was submitted to the court for preliminary approval on October 11, 2017. The settlement amount is already fully reflected in existing litigation provisions and no additional provisions have been taken for this settlement. The settlement agreement is subject to further review and approval by the court.

On February 6, 2018, Deutsche Bank executed a settlement agreement in the amount of U.S.$ 240 million with plaintiffs to resolve a putative class action pending as part of the U.S. dollar LIBOR MDL asserting claims based on alleged transactions in U.S. dollar LIBOR-linked financial instruments purchased over the counter directly from LIBOR panel banks (Mayor & City Council of Baltimore v. Credit Suisse AG). The settlement agreement was submitted to the court for preliminary approval on February 27, 2018. The settlement amount is already fully reflected in existing litigation provisions and no additional provisions have been taken for this settlement. The settlement agreement is subject to further review and approval by the court.

Finally, one of the actions in the U.S. dollar LIBOR MDL has been dismissed in its entirety, including (as to Deutsche Bank and other foreign defendants) on personal jurisdiction and merits grounds, and plaintiffs have filed an appeal to the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed, and oral argument was held on September 25, 2017. On February 23, 2018, the Second Circuit affirmed in part and vacated in part the district court’s decision. Among other things, the Court held that plaintiffs had established a prima facie case of personal jurisdiction with respect to Deutsche Bank and another foreign defendant for certain state law claims concerning direct transactions with plaintiffs and granted plaintiffs leave to amend their allegations concerning several other defendants and their agency and conspiracy theories of jurisdiction. The Second Circuit otherwise affirmed the district court’s decision on personal jurisdiction. The Second Circuit also affirmed the district court’s dismissal on the merits of plaintiffs’ claims concerning fixed-rate instruments, but reversed the district court’s dismissal of certain of plaintiffs’ claims under the U.S. Securities Exchange Act of 1934 and for unjust enrichment.

Plaintiffs in the non-MDL case proceeding in the SDNY have moved to amend their complaint following a dismissal of their claims, and a decision on that motion to amend is pending.

There is a further UK civil action regarding U.S. dollar LIBOR, in which a claim for damages has been asserted pursuant to Article 101 of The Treaty on the Functioning of the European Union, Section 2 of Chapter 1 of the UK Competition Act 1998 and U.S. state laws. Deutsche Bank is defending this action.

Yen LIBOR and Euroyen TIBOR. On July 21, 2017, Deutsche Bank executed a settlement agreement in the amount of U.S.$ 77 million with plaintiffs to resolve two putative class actions pending in the SDNY alleging manipulation of Yen LIBOR and Euroyen TIBOR (Laydon v. Mizuho Bank, Ltd. and Sonterra Capital Master Fund Ltd. v. UBS AG). The agreement was submitted to the court for approval, and the court granted final approval of the settlement on December 7, 2017. Accordingly, these two actions are not included in the total number of actions above. The settlement amount, which Deutsche Bank paid on August 1, 2017, is no longer reflected in Deutsche Bank’s litigation provisions.

EURIBOR. On May 10, 2017, Deutsche Bank executed a settlement agreement in the amount of U.S.$ 170 million with plaintiffs to resolve a putative class action pending in the SDNY alleging manipulation of EURIBOR (Sullivan v. Barclays PLC). The agreement was submitted to the court for preliminary approval on June 12, 2017. The court granted preliminary approval on July 7, 2017. The settlement agreement is subject to further review and final approval by the court. Under the terms of the settlement, Deutsche Bank has paid U.S.$170 million, and is no longer reflecting that amount in its litigation provisions.

GBP LIBOR. A putative class action alleging manipulation of the Pound Sterling (GBP) LIBOR remains pending in the SDNY. It is the subject of a fully briefed motion to dismiss. The court held argument on August 4, 2017.

CHF LIBOR. On September 25, 2017, the court in the SDNY dismissed the plaintiffs’ putative class action alleging manipulation of the Swiss Franc (CHF) LIBOR in full, but gave plaintiffs an opportunity to file an amended complaint. Plaintiffs filed that amended complaint on November 6, 2017. Defendants moved to dismiss the amended complaint on February 7, 2018.

SIBOR and SOR. On August 18, 2017, the court in the SDNY dismissed the plaintiffs’ putative class action alleging manipulation of the Singapore Interbank Offered Rate (SIBOR) and Swap Offer Rate (SOR) in part, but gave plaintiffs an opportunity to file an amended complaint. Plaintiffs filed their amended complaint on September 18, 2017, and it is the subject of a fully briefed motion to dismiss.

Investigations Into Referral Hiring Practices and Certain Business Relationships. Certain regulators and law enforcement authorities in various jurisdictions, including the U.S. Securities and Exchange Commission and the DOJ, are investigating, among other things, Deutsche Bank’s compliance with the U.S. Foreign Corrupt Practices Act and other laws with respect to the Bank’s hiring practices related to candidates referred by clients, potential clients and government officials, and the Bank’s engagement of finders and consultants. Deutsche Bank is responding to and continuing to cooperate with these investigations. Certain regulators in other jurisdictions have also been briefed on these investigations. The Group has recorded a provision with respect to certain of these regulatory investigations. The Group has not disclosed the amount of this provision because it has concluded that such disclosure can be expected to prejudice seriously the outcome of these regulatory investigations. Based on the facts currently known, it is not practicable at this time for the Bank to predict the timing of a resolution.

Kirch. The public prosecutor’s office in Munich (Staatsanwaltschaft München I) has conducted and is currently conducting criminal investigations in connection with the Kirch case inter alia with regard to former Deutsche Bank Management Board members. The Kirch case involved several civil proceedings between Deutsche Bank AG and Dr. Leo Kirch as well as media companies controlled by him. The key issue was whether an interview given by Dr. Rolf Breuer, then Spokesman of Deutsche Bank’s Management Board, in 2002 with Bloomberg television, during which Dr. Breuer commented on Dr. Kirch’s (and his companies’) inability to obtain financing, caused the insolvency of the Kirch companies. In February 2014, Deutsche Bank and the Kirch heirs reached a comprehensive settlement, which has ended all legal disputes between them.

The allegations of the public prosecutor are that the relevant former Management Board members failed to correct in a timely manner factual statements made by Deutsche Bank’s litigation counsel in submissions filed in one of the civil cases between Kirch and Deutsche Bank AG before the Munich Higher Regional Court and the Federal Court of Justice, after allegedly having become aware that such statements were not correct, and/or made incorrect statements in such proceedings, respectively.

On April 25, 2016, following the trial before the Munich District Court regarding the main investigation involving Jürgen Fitschen and four other former Management Board members, the Munich District Court acquitted all of the accused, as well as the Bank, which was a secondary participant in such proceedings. On April 26, 2016, the public prosecutor filed an appeal. An appeal is limited to a review of legal errors rather than facts. On October 18, 2016, a few weeks after the written judgment was served, the public prosecutor provided notice that it will uphold its appeal only with respect to former Management Board members Jürgen Fitschen, Dr. Rolf Breuer and Dr. Josef Ackermann and that it will withdraw its appeal with respect to former Management Board members Dr. Clemens Börsig and Dr. Tessen von Heydebreck for whom the acquittal thereby becomes binding. On January 24, 2018, the Attorney General’s Office applied to convene an oral hearing before the Federal Supreme Court to decide about the Munich public prosecutor’s appeal.

The other investigations by the public prosecutor (which also deal with attempted litigation fraud in the Kirch civil proceedings) are ongoing. Deutsche Bank is fully cooperating with the Munich public prosecutor’s office.

The Group does not expect these proceedings to have significant economic consequences for it and has not recorded a provision or contingent liability with respect thereto.

KOSPI Index Unwind Matters. Following the decline of the Korea Composite Stock Price Index 200 (the “KOSPI 200”) in the closing auction on November 11, 2010 by approximately 2.7%, the Korean Financial Supervisory Service (“FSS”) commenced an investigation and expressed concerns that the fall in the KOSPI 200 was attributable to a sale by Deutsche Bank of a basket of stocks, worth approximately € 1.6 billion, that was held as part of an index arbitrage position on the KOSPI 200. On February 23, 2011, the Korean Financial Services Commission, which oversees the work of the FSS, reviewed the FSS’ findings and recommendations and resolved to take the following actions: (i) to file a criminal complaint to the Korean Prosecutor’s Office for alleged market manipulation against five employees of the Deutsche Bank group and Deutsche Bank’s subsidiary Deutsche Securities Korea Co. (DSK) for vicarious corporate criminal liability; and (ii) to impose a suspension of six months, commencing April 1, 2011 and ending September 30, 2011, of DSK’s business for proprietary trading of cash equities and listed derivatives and DMA (direct market access) cash equities trading, and the requirement that DSK suspend the employment of one named employee for six months. There was an exemption to the business suspension which permitted DSK to continue acting as liquidity provider for existing derivatives linked securities. On August 19, 2011, the Korean Prosecutor’s Office announced its decision to indict DSK and four employees of the Deutsche Bank group on charges of spot/futures linked market manipulation. The criminal trial commenced in January 2012. On January 25, 2016, the Seoul Central District Court rendered a guilty verdict against a DSK trader and a guilty verdict against DSK. A criminal fine of KRW 1.5 billion (less than € 2.0 million) was imposed on DSK. The Court also ordered forfeiture of the profits generated on the underlying trading activity. The Group disgorged the profits on the underlying trading activity in 2011. The criminal trial verdict has been appealed by both the prosecutor and the defendants.

In addition, a number of civil actions have been filed in Korean courts against Deutsche Bank and DSK by certain parties who allege they incurred losses as a consequence of the fall in the KOSPI 200 on November 11, 2010. First instance court decisions were rendered against the Bank and DSK in some of these cases starting in the fourth quarter of 2015. The outstanding known claims have an aggregate claim amount of less than € 50 million (at present exchange rates). The Group has recorded a provision with respect to these outstanding civil matters. The Group has not disclosed the amount of this provision because it has concluded that such disclosure can be expected to prejudice seriously the outcome of these matters.

Mortgage-Related and Asset-Backed Securities Matters and Investigation. Regulatory and Governmental Matters. Deutsche Bank, along with certain affiliates (collectively referred in these paragraphs to as “Deutsche Bank”), have received subpoenas and requests for information from certain regulators and government entities, including members of the Residential Mortgage-Backed Securities Working Group of the U.S. Financial Fraud Enforcement Task Force, concerning its activities regarding the origination, purchase, securitization, sale, valuation and/or trading of mortgage loans, residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDOs), other asset-backed securities and credit derivatives. Deutsche Bank is cooperating fully in response to those subpoenas and requests for information.

On December 23, 2016, Deutsche Bank announced that it reached a settlement-in-principle with the DOJ to resolve potential claims related to its RMBS business conducted from 2005 to 2007. The settlement became final and was announced by the DOJ on January 17, 2017. Under the settlement, Deutsche Bank paid a civil monetary penalty of U.S.$ 3.1 billion and agreed to provide U.S.$ 4.1 billion in consumer relief.

In September 2016, Deutsche Bank received administrative subpoenas from the Maryland Attorney General seeking information concerning Deutsche Bank’s RMBS and CDO businesses from 2002 to 2009. On June 1, 2017, Deutsche Bank and the Maryland Attorney General reached a settlement to resolve the matter for U.S.$ 15 million in cash and U.S.$ 80 million in consumer relief (to be allocated from the overall U.S.$ 4.1 billion consumer relief obligation agreed to as part of Deutsche Bank’s settlement with the DOJ).

The Group has recorded provisions with respect to some of the outstanding regulatory investigations but not others, a portion of which relates to the consumer relief being provided under the DOJ settlement. The Group has not disclosed the amount of these provisions because it has concluded that such disclosure can be expected to prejudice seriously the resolution of these matters.

Issuer and Underwriter Civil Litigation. Deutsche Bank has been named as defendant in numerous civil litigations brought by private parties in connection with its various roles, including issuer or underwriter, in offerings of RMBS and other asset-backed securities. These cases, described below, allege that the offering documents contained material misrepresentations and omissions, including with regard to the underwriting standards pursuant to which the underlying mortgage loans were issued, or assert that various representations or warranties relating to the loans were breached at the time of origination. The Group has recorded provisions with respect to several of these civil cases, but has not recorded provisions with respect to all of these matters. The Group has not disclosed the amount of these provisions because it has concluded that such disclosure can be expected to prejudice seriously the resolution of these matters.

Deutsche Bank is a defendant in a class action relating to its role as one of the underwriters of six RMBS offerings issued by Novastar Mortgage Corporation. No specific damages are alleged in the complaint. The lawsuit was brought by plaintiffs representing a class of investors who purchased certificates in those offerings. The parties reached a settlement to resolve the matter for a total of U.S.$ 165 million, a portion of which was paid by the Bank. The settlement is subject to final court approval. On August 30, 2017, FHFA/Freddie Mac filed an objection to the settlement.

Deutsche Bank is a defendant in three actions related to RMBS offerings brought by the Federal Deposit Insurance Corporation (FDIC) as receiver for: (a) Colonial Bank (alleging no less than U.S.$ 189 million in damages against all defendants), (b) Guaranty Bank (alleging no less than U.S.$ 901 million in damages against all defendants), and (c) Citizens National Bank and Strategic Capital Bank (alleging no less than U.S.$ 66 million in damages against all defendants). In each of these actions, the appellate courts have reinstated claims previously dismissed on statute of limitations grounds. In the case concerning Colonial Bank, petitions for rehearing and certiorari to the U.S. Supreme Court were denied, and on June 21, 2017, the FDIC filed a second amended complaint, which defendants moved to dismiss on September 7, 2017. In the case concerning Guaranty Bank, petitions for rehearing and certiorari to the U.S. Supreme Court were denied, fact discovery is almost complete, and expert work is ongoing. Also, on September 14, 2017, the court granted in part Deutsche Bank’s motion for summary judgment regarding the proper method of calculating pre-judgment interest. In the case concerning Citizens National Bank and Strategic Capital Bank, petitions for rehearing and certiorari to the U.S. Supreme Court were denied, and on July 31, 2017, the FDIC filed a second amended complaint, which defendants moved to dismiss on September 14, 2017.

On November 3, 2016, Deutsche Bank reached a settlement to resolve claims brought by the Federal Home Loan Bank of San Francisco on two resecuritizations of RMBS certificates for an amount not material to the Bank. Following this settlement and two other previous partial settlements of claims, Deutsche Bank remained a defendant with respect to one RMBS offering, for which Deutsche Bank, as an underwriter, was provided contractual indemnification. On January 23, 2017, a settlement agreement was executed to resolve the claims relating to that RMBS offering, and the matter has been dismissed.

Deutsche Bank is a defendant in an action brought by Royal Park Investments (as purported assignee of claims of a special-purpose vehicle created to acquire certain assets of Fortis Bank) alleging common law claims related to the purchase of RMBS. The complaint did not specify the amount of damages sought. On April 17, 2017, the court dismissed the complaint, and on February 13, 2018, the plaintiff filed its appeal.

In June 2014, HSBC, as trustee, brought an action in New York state court against Deutsche Bank to revive a prior action, alleging that Deutsche Bank failed to repurchase mortgage loans in the ACE Securities Corp. 2006-SL2 RMBS offering. The revival action was stayed during the pendency of an appeal of the dismissal of a separate action wherein HSBC, as trustee, brought an action against Deutsche Bank alleging breaches of representations and warranties made by Deutsche Bank concerning the mortgage loans in the same offering. On March 29, 2016, the court dismissed the revival action, and on April 29, 2016, plaintiff filed a notice of appeal. Plaintiff’s appeal has been adjourned in light of a case pending in the New York Court of Appeals involving similar legal issues.

On February 3, 2016, Lehman Brothers Holding, Inc. (Lehman) instituted an adversary proceeding in United States Bankruptcy Court for the Southern District of New York against, among others, MortgageIT, Inc. (MIT) and Deutsche Bank AG, as alleged successor to MIT, asserting breaches of representations and warranties set forth in certain 2003 and 2004 loan purchase agreements concerning 63 mortgage loans that MIT sold to Lehman, which Lehman in turn sold to the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). The complaint seeks indemnification for losses incurred by Lehman in connection with settlements entered into with Fannie Mae and Freddie Mac as part of the Lehman bankruptcy proceedings to resolve claims concerning those loans. On January 31, 2018, the parties reached a settlement to resolve the litigation. On February 6, 2018, the court ordered a voluntary stipulation of dismissal.

In the actions against Deutsche Bank solely as an underwriter of other issuers’ RMBS offerings, Deutsche Bank has contractual rights to indemnification from the issuers, but those indemnity rights may in whole or in part prove effectively unenforceable where the issuers are now or may in the future be in bankruptcy or otherwise defunct.

Trustee Civil Litigation. Deutsche Bank is a defendant in eight separate civil lawsuits brought by various groups of investors concerning its role as trustee of certain RMBS trusts. The actions generally allege claims for breach of contract, breach of fiduciary duty, breach of the duty to avoid conflicts of interest, negligence and/or violations of the U.S. Trust Indenture Act of 1939, based on the trustees’ alleged failure to perform adequately certain obligations and/or duties as trustee for the trusts. The eight actions include two putative class actions brought by a group of investors, including funds managed by BlackRock Advisors, LLC, PIMCO-Advisors, L.P., and others (the “BlackRock Class Actions”), two putative class actions brought by Royal Park Investments SA/NV, and four individual lawsuits. One of the BlackRock Class Actions is pending in the U.S. District Court for the Southern District of New York in relation to 62 trusts, which allegedly suffered total realized collateral losses of U.S.$ 9.8 billion, although the complaint does not specify a damage amount. On January 23, 2017, the court granted in part and denied in part the trustees’ motion to dismiss. On February 3, 2017, the court entered an order dismissing plaintiffs’ representations and warranties claims as to 21 trusts whose originators or sponsors had entered bankruptcy. The only claims that remain are for violation of the U.S. Trust Indenture Act of 1939 and breach of contract. On March 27, 2017, the trustees filed an answer to the complaint. On January 26, 2018, BlackRock filed a motion for class certification. Discovery is ongoing. The second BlackRock Class Action is pending in the Superior Court of California in relation to 465 trusts, which allegedly suffered total realized collateral losses of U.S.$ 75.7 billion, although the complaint does not specify a damage amount. The trustees filed a demurrer seeking to dismiss the tort claims asserted by plaintiffs and a motion to strike certain elements of the breach of contract claim, and on October 18, 2016, the court sustained the trustees’ demurrer, dismissing the tort claims, but denied the motion to strike. On December 19, 2016, the trustees filed an answer to the complaint. On January 17, 2018, BlackRock filed a motion for class certification. Discovery is ongoing. The putative class action brought by Royal Park Investments SA/NV is pending in the U.S. District Court for the Southern District of New York and concerns ten trusts, which allegedly suffered total realized collateral losses of more than U.S.$ 3.1 billion, although the complaint does not specify a damage amount. Royal Park filed a renewed motion for class certification on May 1, 2017, and the motion is pending. Discovery is ongoing. On August 4, 2017, Royal Park filed a separate, additional class action complaint against the trustee in the same court asserting claims for breach of contract, unjust enrichment, conversion, breach of trust, equitable accounting and declaratory and injunctive relief arising out of the payment from trust funds of the trustee’s legal fees and expenses in the other, ongoing Royal Park litigation. On October 10, 2017, the trustee filed a motion to dismiss that complaint.

The four individual lawsuits include actions by (a) the National Credit Union Administration Board (“NCUA”), as an investor in 97 trusts, which allegedly suffered total realized collateral losses of U.S.$ 17.2 billion, although the complaint does not specify a damage amount; (b) certain CDOs (collectively, “Phoenix Light”) that hold RMBS certificates issued by 43 RMBS trusts, and seeking “hundreds of millions of dollars in damages”; (c) Commerzbank AG, as an investor in 50 RMBS trusts, seeking recovery for alleged “hundreds of millions of dollars in losses;” and (d) IKB International, S.A. in Liquidation and IKB Deutsche Industriebank AG (collectively, “IKB”), as an investor in 30 RMBS trusts, seeking more than U.S.$ 268 million of damages. In the NCUA case, the trustee’s motion to dismiss for failure to state a claim is pending and discovery is stayed. In the Phoenix Light case, the plaintiffs filed an amended complaint on September 27, 2017, and the trustees filed an answer to the complaint on November 13, 2017; discovery is ongoing. In the Commerzbank case, the plaintiff filed an amended complaint on November 30, 2017, and the trustees filed an answer to the complaint on January 29, 2018; discovery is ongoing. In the IKB case, the court heard oral argument on the trustee’s motion to dismiss on May 3, 2017, but has not yet issued a decision. On June 20, 2017, the IKB plaintiffs stipulated to the dismissal with prejudice of all claims asserted against Deutsche Bank concerning four trusts. Discovery is ongoing. Deutsche Bank was also a defendant in a lawsuit brought by the Western and Southern Life Insurance Company and five related entities, but on September 28, 2017, plaintiffs filed a notice of voluntary dismissal of their claims, without prejudice.

The Group believes a contingent liability exists with respect to these eight cases, but at present the amount of the contingent liability is not reliably estimable.

Postbank Voluntary Public Takeover Offer. On September 12, 2010, Deutsche Bank announced the decision to make a voluntary takeover offer for the acquisition of all shares in Deutsche Postbank AG (Postbank). On October 7, 2010, the Bank published the official offer document. In its takeover offer, Deutsche Bank offered Postbank shareholders consideration of € 25 for each Postbank share. The takeover offer was accepted for a total of approximately 48.2 million Postbank shares.

In November 2010, a former shareholder of Postbank, Effecten-Spiegel AG, which had accepted the takeover offer, brought a claim against Deutsche Bank alleging that the offer price was too low and was not determined in accordance with the applicable law of the Federal Republic of Germany. The plaintiff alleges that Deutsche Bank had been obliged to make a mandatory takeover offer for all shares in Postbank, at the latest, in 2009. The plaintiff avers that, at the latest in 2009, the voting rights of Deutsche Post AG in Postbank had to be attributed to Deutsche Bank AG pursuant to Section 30 of the German Takeover Act. Based thereon, the plaintiff alleges that the consideration offered by Deutsche Bank AG for the shares in Postbank in the 2010 voluntary takeover offer needed to be raised to € 57.25 per share.

The Cologne District Court dismissed the claim in 2011 and the Cologne appellate court dismissed the appeal in 2012. The Federal Court set aside the Cologne appellate court’s judgment and referred the case back to the appellate court. In its judgment, the Federal Court stated that the appellate court had not sufficiently considered the plaintiff’s allegation that Deutsche Bank AG and Deutsche Post AG “acted in concert” in 2009.

Starting in 2014, additional former shareholders of Postbank, who accepted the 2010 tender offer, brought similar claims as Effecten-Spiegel AG against Deutsche Bank which are pending with the Cologne District Court and the Higher Regional Court of Cologne, respectively. On October 20, 2017, the Cologne District Court handed down a decision granting the claims in a total of 14 cases which were combined in one proceeding. The Cologne District Court took the view that Deutsche Bank was obliged to make a mandatory takeover offer already in 2008 so that the appropriate consideration to be offered in the takeover offer should have been € 57.25 per share. Taking the consideration paid into account, the additional consideration per share owed to shareholders which have accepted the takeover offer would thus amount to € 32.25. Deutsche Bank appealed this decision and the appeal has been assigned to the 13th Senate of the Higher Regional Court of Cologne, which also is hearing the appeal of Effecten-Spiegel AG.

On November 8, 2017, a hearing took place before the Higher Regional Court of Cologne in the Effecten-Spiegel case. In that hearing, the Higher Regional Court indicated that it disagreed with the conclusions of the Cologne District Court and took the preliminary view that Deutsche Bank was not obliged to make a mandatory takeover offer in 2008 or 2009. Initially the Higher Regional Court resolved to announce a decision on December 13, 2017. However, this was postponed to February 2018 because the plaintiff challenged the three members of the 13th Senate of the Higher Regional Court of Cologne for alleged prejudice. The challenge was rejected by the Higher Regional Court of Cologne at the end of January 2018. In February 2018, the court granted a motion by Effecten-Spiegel AG to re-open the hearing and scheduled a further hearing for June 29, 2018.

Deutsche Bank has been served with a material number of additional lawsuits filed against Deutsche Bank shortly before the end of the year 2017 and these claims are now pending with the District Court of Cologne. Some of the new plaintiffs allege that the consideration offered by Deutsche Bank AG for the shares in Postbank in the 2010 voluntary takeover should be raised to € 64.25 per share.

The claims for payment against Deutsche Bank in relation to these matters total almost € 700 million (excluding interest). In February 2018, a law firm representing some plaintiffs in the above-mentioned civil actions also filed a criminal complaint with the public prosecutor in Frankfurt am Main against certain Deutsche Bank personnel alleging that they engaged in fraudulent conduct in connection with the takeover offer.

The Group has established a contingent liability with respect to these matters but the Group has not disclosed the amount of this contingent liability because it has concluded that such disclosure can be expected to prejudice seriously the outcome of these matters.

Further Proceedings Relating to the Postbank Takeover. In September 2015, former shareholders of Postbank filed in the Cologne District Court shareholder actions against Postbank to set aside the squeeze-out resolution taken in the shareholders meeting of Postbank in August 2015. Among other things, the plaintiffs allege that Deutsche Bank was subject to a suspension of voting rights with respect to its shares in Postbank based on the allegation that Deutsche Bank failed to make a mandatory takeover offer at a higher price in 2009. The squeeze out is final and the proceeding itself has no reversal effect, but may result in damage payments. The claimants in this proceeding refer to legal arguments similar to those asserted in the Effecten-Spiegel proceeding described above. In a decision on October 20, 2017, the Cologne District Court declared the squeeze-out resolution to be void. The court, however, did not rely on a suspension of voting rights due to an alleged failure of Deutsche Bank to make a mandatory takeover offer, but argued that Postbank violated information rights of Postbank shareholders in Postbank's shareholders meeting in August 2015. Postbank has appealed this decision.

The legal question whether Deutsche Bank had been obliged to make a mandatory takeover offer for all Postbank shares prior to its 2010 voluntary takeover may also impact two pending appraisal proceedings (Spruchverfahren). These proceedings were initiated by former Postbank shareholders with the aim to increase the cash compensation offered in connection with the squeeze-out of Postbank shareholders in 2015 and the cash compensation offered and annual guaranteed dividend paid in connection with the execution of a domination and profit and loss transfer agreement (Beherrschungs- und Gewinnabführungsvertrag) between DB Finanz-Holding AG (now DB Beteiligungs-Holding GmbH) and Postbank in 2012. The Cologne District Court issued resolutions indicating that it is inclined to consider a potential obligation of Deutsche Bank to make a mandatory takeover offer for Postbank at an offer price of € 57.25 when determining the adequate cash compensation in the appraisal proceedings. The cash compensation paid in connection with the domination and profit and loss transfer agreement was € 25.18 and was accepted for approximately 0.5 million shares. The squeeze-out compensation paid in 2015 was € 35.05 and approximately 7 million shares were squeezed-out.

The Group has not disclosed whether it has established a provision or contingent liability with respect to this matter because it has concluded that such disclosure can be expected to prejudice seriously its outcome.

Russia/UK Equities Trading Investigation. Deutsche Bank has investigated the circumstances around equity trades entered into by certain clients with Deutsche Bank in Moscow and London that offset one another. The total volume of transactions reviewed is significant. Deutsche Bank's internal investigation of potential violations of law, regulation and policy and into the related internal control environment has concluded, and Deutsche Bank is assessing the findings identified during the investigation; to date it has identified certain violations of Deutsche Bank’s policies and deficiencies in Deutsche Bank's control environment. Deutsche Bank has advised regulators and law enforcement authorities in several jurisdictions (including Germany, Russia, the UK and U.S.) of this investigation. Deutsche Bank has taken disciplinary measures with regards to certain individuals in this matter and will continue to do so with respect to others as warranted.

On January 30 and 31, 2017, the DFS and the FCA announced settlements with the Bank related to their investigations into this matter. The settlements conclude the DFS and the FCA’s investigations into the Bank’s anti-money laundering (AML) control function in its investment banking division, including in relation to the equity trading described above. Under the terms of the settlement agreement with the DFS, Deutsche Bank entered into a consent order, and agreed to pay civil monetary penalties of U.S.$ 425 million and to engage an independent monitor for a term of up to two years. Under the terms of the settlement agreement with the FCA, Deutsche Bank agreed to pay civil monetary penalties of approximately GBP 163 million. On May 30, 2017, the Federal Reserve announced its settlement with the Bank resolving this matter as well as additional AML issues identified by the Federal Reserve. Deutsche Bank paid a penalty of U.S. $ 41 million. Deutsche Bank also agreed to retain independent third parties to assess its Bank Secrecy Act/AML program and review certain foreign correspondent banking activity of its subsidiary Deutsche Bank Trust Company Americas. The Bank is also required to submit written remediation plans and programs. The DFS, FCA and Federal Reserve settlement amounts were already materially reflected in existing litigation provisions.

Deutsche Bank continues to cooperate with regulators and law enforcement authorities, including the DOJ, which has its own ongoing investigation into these securities trades. The Group has recorded a provision with respect to the remaining investigation. The Group has not disclosed the amount of this provision because it has concluded that such disclosure can be expected to prejudice seriously the outcome of this matter.

Sovereign, Supranational and Agency Bonds (SSA) Investigations and Litigations. Deutsche Bank has received inquiries from certain regulatory and law enforcement authorities, including requests for information and documents, pertaining to SSA bond trading. Deutsche Bank is cooperating with these investigations.

Deutsche Bank is a defendant in several putative class action complaints filed in the U.S. District Court for the Southern District of New York alleging violations of U.S. antitrust law and common law related to alleged manipulation of the secondary trading market for SSA bonds. Deutsche Bank has reached an agreement to settle the actions for the amount of U.S.$48.5 million. The settlement remains subject to court approval.

Deutsche Bank is also a defendant in a putative class action complaint filed on November 7, 2017 in the Ontario Superior Court of Justice alleging violations of Canadian and foreign anti-trust law, and commons law. The complaint relies on allegations similar to those in the U.S. class actions, and seeks punitive damages. The case is in its early stages.

The Group has not disclosed whether it has established provisions with respect to other matters referred to above or contingent liability with respect to those matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.

Trust Preferred Securities Litigation. Deutsche Bank and certain of its affiliates and former officers are the subject of a consolidated putative class action, filed in the United States District Court for the Southern District of New York, asserting claims under the federal securities laws on behalf of persons who purchased certain trust preferred securities issued by Deutsche Bank and its affiliates between October 2006 and May 2008. In a series of opinions, the court dismissed all claims as to four of the six offerings at issue, but allowed certain alleged omissions claims relating to the November 2007 and February 2008 offerings to proceed. On November 17, 2016, plaintiffs moved for class certification as to the November 2007 offering. On January 20, 2017, plaintiffs amended their motion for class certification to include the February 2008 offering and seek to add an additional individual as a proposed class representative. The court stayed all proceedings pending a decision by the Supreme Court of the United States in California Public Employees’ Retirement System v. ANZ Securities in which the Supreme Court was expected to consider whether the filing of a putative class action serves to toll the three-year time limitation in Section 13 of the Securities Act with respect to the claims of putative class members. This related to claims relating to the February 2008 offering. On June 26, 2017, the Supreme Court issued its opinion, holding that the three year provision in Section 13 is a statute of repose and is not subject to equitable tolling. On October 16, 2017, the court struck plaintiffs’ motion for class action certification, holding that claims by the additional individual proposed as a class representative were barred by the statute of repose. The court also ruled that the original plaintiffs had standing to prosecute claims on both the November 2007 and February 2008 offerings. Class action certification and merits discovery is ongoing. On February 21, 2018, defendants moved for an order denying class certification as to both offerings.

The Group has not disclosed whether it has established a provision or contingent liability with respect to this matter because it has concluded that such disclosure can be expected to prejudice seriously its outcome.

U.S. Embargoes-Related Matters. Deutsche Bank has received requests for information from certain U.S. regulatory and law enforcement agencies concerning its historical processing of U.S. dollar payment orders through U.S. financial institutions for parties from countries subject to U.S. embargo laws in connection with investigations into whether such processing complied with U.S. federal and state laws. In 2006, Deutsche Bank voluntarily decided that it would not engage in new U.S. dollar business with counterparties in Iran, Sudan, North Korea and Cuba and with certain Syrian banks, and to exit existing U.S. dollar business with such counterparties to the extent legally possible. In 2007, Deutsche Bank decided that it would not engage in any new business, in any currency, with counterparties in Iran, Syria, Sudan and North Korea and to exit existing business, in any currency, with such counterparties to the extent legally possible; it also decided to limit its non-U.S. dollar business with counterparties in Cuba. On November 3, 2015, Deutsche Bank entered into agreements with the New York State Department of Financial Services and the Federal Reserve Bank of New York to resolve their investigations of Deutsche Bank. Deutsche Bank paid the two agencies U.S.$ 200 million and U.S.$ 58 million, respectively, and agreed not to rehire certain former employees. In addition, the New York State Department of Financial Services ordered Deutsche Bank to terminate certain employees and Deutsche Bank agreed to retain an independent monitor for one year, and the Federal Reserve Bank of New York ordered certain remedial measures including ensuring an effective OFAC compliance program and an annual review of such program by an independent party until the Federal Reserve Bank of New York is satisfied as to its effectiveness.

The Group has not disclosed whether it has established a provision or contingent liability with respect to this matter because it has concluded that such disclosure can be expected to prejudice seriously its outcome.

U.S. Treasury Securities Investigations and Litigations. Deutsche Bank has received inquiries from certain regulatory and law enforcement authorities, including requests for information and documents, pertaining to U.S. Treasuries auctions, trading, and related market activity. Deutsche Bank is cooperating with these investigations.

Deutsche Bank‘s subsidiary Deutsche Bank Securities Inc. (DBSI) was a defendant in several putative class actions alleging violations of U.S. antitrust law, the U.S. Commodity Exchange Act and common law related to the alleged manipulation of the U.S. Treasury securities market. These cases have been consolidated in the Southern District of New York. On November 16, 2017, plaintiffs filed a consolidated amended complaint, which did not name DBSI as a defendant. On December 11, 2017, the court dismissed DBSI from the class action without prejudice.

The Group has not disclosed whether it has established a provision or contingent liability with respect to these matters because it has concluded that such disclosure can be expected to prejudice seriously their outcome.